Segment information (Tables)	12 Months Ended
Jun. 30, 2026
Segment Information
Schedule of operating segments

Segment result — year ended 30 June 2026

USD	Braiin corporate	VIS (a)	Vega (a)	Connect Simple (a)	Total
Revenue	145,885	21,310,345	3,952,099	444,318	25,852,647
Other income	73,308	140,136	143	–	213,587
Depreciation and amortisation	(36,876)	(149,297)	–	–	(186,173)
Share-based payments	(14,134,589)	–	(179,077)	–	(14,313,666)
Listing and acquisition-related costs (b)	(3,640,118)	–	–	–	(3,640,118)
Other expenses	(4,506,751)	(22,744,894)	(3,005,061)	(390,713)	(30,647,419)
Operating profit / (loss)	(22,099,141)	(1,443,710)	768,104	53,605	(22,721,142)
Finance costs	(1,853,275)	(147,124)	(15,510)	–	(2,015,909)
Finance income	245	152,795	4,833	–	157,873
Share of profit of equity-accounted investments	–	36,688	–	–	36,688
Loss before income tax	(23,952,171)	(1,401,351)	757,427	53,605	(24,542,490)
Income tax (expense) / benefit	–	77,497	(191,368)	–	(113,871)
Profit / (loss) for the year	(23,952,171)	(1,323,854)	566,059	53,605	(24,656,361)

Segment assets and liabilities — as at 30 June 2026

USD	Braiin corporate	VIS (a)	Vega (a)	Connect Simple (a)	Total
Total assets	1,372,268	91,813,143	84,206,189	94,963,960	272,355,560
Current liabilities	27,121,010	27,998,920	1,156,706	309,258	56,585,894
Non-current liabilities	4,000,603	755,500	–	–	4,756,103
Total liabilities	31,121,613	28,754,420	1,156,706	309,258	61,341,997
Net assets / (liabilities)	(29,749,345)	63,058,723	83,049,483	94,654,702	211,013,563

(a)	VIS, Vega and Connect Simple were acquired on 12 February 2026, and their results cover the period from that date to 30 June 2026 only. Before the acquisitions the Group had a single operating segment, being the activities now reported as Braiin corporate, whose results are those of the Group as a whole for the years ended 30 June 2025 and 2024; no comparative segment information is therefore presented. The Braiin corporate segment covers the full year and includes the share-based payment charge and the professional and legal costs of the Nasdaq listing and the acquisitions. Goodwill is presented in the segment of the business acquired, and the total assets of the VIS, Vega and Connect Simple segments include the goodwill allocated to them. A breakdown of goodwill by cash-generating unit is set out in Note 25. The deferred consideration on the acquisition of the VIS group, and the related exchange differences, are presented within Braiin corporate.

(b)	The costs of the Nasdaq listing and of the acquisitions completed on 12 February 2026, including the acquisition-related legal costs of USD 1,621,226 (Note 37). They are included in professional services and in administrative and other expenses, and are material items of expense disclosed under IFRS 8 paragraph 23(f).

Schedule of revenue by geography

Revenue is presented below by the geographical location of the operations from which it is derived. The Company is domiciled in Australia.

	2026 USD	2025 USD
India	15,342,760	–
Singapore, Malaysia, Oman, the United Arab Emirates, the United Kingdom, the United States and the Philippines	5,967,585	–
Australia	4,542,302	–
	25,852,647	–

Schedule of non-current assets other than financial instruments and deferred tax assets

Non-current assets other than financial instruments and deferred tax assets are located as follows. Of those assets, the investment property and substantially all of the property, plant and equipment are located in India.

	2026 USD	2025 USD
Australia	176,042,319	59,465
India	54,736,142	–
United States	41,001	63,518
Oman	16,986	–
Singapore	12,850	–
Malaysia, the United Arab Emirates and the Philippines	3,838	–
	230,853,136	122,983